Share-Based Compensation - Additional Information (Detail)	1 Months Ended			12 Months Ended
	May 31, 2015 Installment	May 31, 2013 Installment	Jan. 31, 2013 shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) Installment $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	May 17, 2011 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Increase in number of shares available under 2011 plan			1,800,000
Shares available for future grant under 2011 Plan							1,900,000
Total unrecognized compensation cost related to unvested share-based compensation | $				$ 15,000,000	$ 23,100,000
Weighted average recognition period of total unrecognized compensation cost				1 year	1 year 6 months
Total fair value of shares vested | $				$ 22,500,000	$ 14,600,000	$ 3,300,000
Vesting period				3 years
Stock options intrinsic value | $				$ 0
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum shares of common stock that can be issued under 2011 plan				3,600,000
Expiration period				10 years
Executive Officers [Member] | Positive Adjusted EBITDA for Prescribed Performance Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of installments that PRSUs will vest in installment | Installment	3				3
Certain Executive Officers and Non Officer Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of installments that PRSUs will vest in installment | Installment	3				3
PRSUs [Member] | Company Relative Total Shareholder Return as Compared to Peer Companies [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of PRSUs vesting on third anniversary	100.00%				100.00%
PRSUs [Member] | Contingent on Achievement of Certain Synergies Relating to Merger [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of installments that PRSUs will vest in installment | Installment		3
Percentage of PRSUs vesting on second anniversary		50.00%
PRSUs [Member] | Contingent on Achievement of Certain Synergies Relating to Merger [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage multiplier to determine number of shares to be awarded in connection with vesting of PRSUs		0.00%
PRSUs [Member] | Contingent on Achievement of Certain Synergies Relating to Merger [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage multiplier to determine number of shares to be awarded in connection with vesting of PRSUs		200.00%
PRSUs [Member] | Executive Officers [Member] | Company Relative Total Shareholder Return as Compared to Peer Companies [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage multiplier to determine number of shares to be awarded in connection with vesting of PRSUs	0.00%				0.00%
PRSUs [Member] | Executive Officers [Member] | Company Relative Total Shareholder Return as Compared to Peer Companies [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage multiplier to determine number of shares to be awarded in connection with vesting of PRSUs	200.00%				200.00%
Restricted and Deferred Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, shares				519,852	447,608	450,169
Granted, Weighted Average Grant Date Fair Value | $ / shares				$ 36.15	$ 44.38	$ 45.20
Total intrinsic value of share awards vested | $				$ 17,800,000	$ 19,500,000	$ 6,100,000
Restricted stock surrendered in satisfaction of required minimum tax withholding obligations				226,945	163,404	36,846
Restricted and Deferred Stock Units [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				1 year
Restricted and Deferred Stock Units [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				3 years